[LOGO OMITTED]

                                 JOHNSON FAMILY
                                 --------------
                                      FUNDS

--------------------------------------------------------------------------------
                        APRIL 30, 2001 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Statements of Net Assets
     JohnsonFamily Intermediate Fixed Income Fund ......................    1
     JohnsonFamily Large Cap Value Fund ................................    4
     JohnsonFamily Small Cap Value Fund ................................    6
     JohnsonFamily International Value Fund ............................    8

Statements of Operations ...............................................   13

Statements of Changes in Net Assets ....................................   14

Financial Highlights ...................................................   16

Notes to the Financial Statements ......................................   19


--------------------------------
       NOT FDIC-INSURED
--------------------------------
May lose value No bank guarantee
--------------------------------

Shares of JohnsonFamily Funds are distributed by an independent third party, SEI
Investments Distribution Co.

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND

   Principal
    Amount                                   Value
--------------------------------------------------------------------------------
              CORPORATE BONDS - 54.71%
              AUTOMOTIVE - 2.82%
  $ 500,000   Borg Warner, Inc.,
              7.000%, 11/01/06             $ 483,750
    500,000   General Motors,
              7.200%, 01/15/11               505,625
  1,000,000   TRW, Inc.,
              6.250%, 01/15/10               897,500
                                        ------------
                                           1,886,875
                                        ------------
              BANKS - 7.85%
  1,000,000   Bank One Texas,
              6.250%, 02/15/08               961,250
  1,000,000   Citigroup, Inc.,
              5.700%, 02/06/04             1,011,867
  1,000,000   Fleet National Bank,
              5.750%, 01/15/09               951,250
  1,000,000   JP Morgan Capital Trust II,
              7.950%, 02/01/27               977,500
  1,000,000   Regions Financial Corp.,
              7.000%, 03/01/11               987,899
    350,000   Trans Financial Bancorp,
              7.250%, 09/15/03               361,089
                                        ------------
                                           5,250,855
                                        ------------
              BEAUTY PRODUCTS - 1.50%
  1,000,000   Procter and Gamble Co.,
              7.375%, 03/01/23             1,003,750
                                        ------------
              COMMUNICATIONS EQUIPMENT - 1.53%
  1,000,000   US Cellular Corp.,
              7.250%, 08/15/07             1,022,500
                                        ------------
              COMPUTERS & SERVICES - 2.83%
  1,000,000   Computer Associates
              International, Series B,
              6.375%, 04/15/05               963,750
  1,000,000   Computer Associates
              International, Series B,
              6.500%, 04/15/08               931,250
                                        ------------
                                           1,895,000
                                        ------------
              DIVERSIFIED MANUFACTURING - 0.73%
    500,000   PPG Industries, Inc.,
              7.050%, 08/15/09               492,959
                                        ------------

  Principal
    Amount                                   Value
--------------------------------------------------------------------------------
              ELECTRICAL SERVICES & EQUIPMENT - 5.80%
  $ 750,000   Avnet, Inc.,
              7.875%, 02/15/05            $  755,836
  1,000,000   Delmarva Power & Light, MTN,
              Series A,
              9.875%, 12/01/20             1,057,442
  1,000,000   Metropolitan Edison, MTN,
              Series A,
              9.100%, 09/18/03             1,006,250
  1,000,000   Wisconsin Power & Light,
              Series Y,
              7.600%, 07/01/05             1,058,750
                                        ------------
                                           3,878,278
                                        ------------
              FINANCIAL SERVICES - 9.81%
    500,000   Bear Stearns Co., Inc.,
              7.800%, 08/15/07               527,500
    500,000   Donaldson, Lufkin &
              Jenrette, Inc.,
              6.500%, 04/01/08               493,750
    500,000   General Motors Acceptance
              Corp.,
              6.750%, 01/15/06               505,338
  1,000,000   Heller Financial, Inc.,
              6.375%, 03/15/06             1,006,983
    500,000   Household Finance Corp.,
              6.000%, 05/01/04               505,000
  1,000,000   MBNA Corp., Series C, MTN,
              6.875%, 11/15/02             1,011,108
    500,000   Merrill Lynch & Co.,
              6.000%, 02/17/09               479,375
    500,000   Private Export Funding,
              Series B,
              6.490%, 07/15/07               521,875
    500,000   Salomon Smith Barney
              Holdings,
              6.500%, 02/15/08               500,000
  1,000,000   Takefuji Corp. (C),
              9.200%, 04/15/11             1,010,660
                                        ------------
                                           6,561,589
                                        ------------
              GAS/NATURAL GAS - 1.87%
    225,000   Consolidated Natural Gas,
              6.875%, 10/15/26               226,969
  1,000,000   National Fuel Gas Co.,
              MTN, Series D,
              6.820%, 08/01/04             1,022,500
                                        ------------
                                           1,249,469
                                        ------------
              INSURANCE - 2.40%
  1,000,000   Lincoln National Corp.,
              9.125%, 10/01/24             1,091,250
    500,000   MBIA, Inc.,
              8.200%, 10/01/22               514,375
                                        ------------
                                           1,605,625
                                        ------------


                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 1

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND (CONTINUED)


  Principal
    Amount                                   Value
--------------------------------------------------------------------------------
              LEASING & RENTAL - 0.61%
  $ 400,000   Hertz Corp.,
              6.300%, 11/15/06            $  406,000
                                          ----------
              MACHINERY - 2.97%
  1,000,000   Applied Material, Inc.,
              6.750%, 10/15/07             1,015,000
  1,000,000   Applied Material, Inc.,
              7.125%, 10/15/17               967,500
                                          ----------
                                           1,982,500
                                          ----------
              PAPER & PAPER PRODUCTS - 0.36%
    250,000   Mead Corp.,
              8.125%, 02/01/23               244,063
                                          ----------
              RETAIL - 1.63%
  1,000,000   Wal-Mart Stores,
              8.500%, 09/15/24             1,091,250
                                          ----------
              TELEPHONES & TELECOMMUNICATIONS - 12.00%
  2,000,000   AT&T Corp.,
              8.350%, 01/15/25             2,002,500
    300,000   AT&T Corp.,
              8.125%, 01/15/22               299,625
  1,000,000   Bell Telephone of PA,
              6.750%, 05/01/08               998,487
  1,400,000   BellSouth Telecom,
              8.250%, 07/01/32             1,436,750
  1,500,000   BellSouth Telecom,
              7.625%, 05/15/35             1,470,000
    500,000   Motorola, Inc.,
              6.750%, 02/01/06               480,295
  1,300,000   WorldCom, Inc.,
              8.875%, 01/15/06             1,335,750
                                          ----------
                                           8,023,407
                                          ----------

              TOTAL CORPORATE BONDS
              (cost $36,747,611)          36,594,120
                                          ----------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS - 17.43%
  1,000,000   Federal Home Loan Bank,
              6.875%, 08/15/03             1,045,000
  3,000,000   Federal Home Loan Bank,
              6.875%, 08/15/05             3,171,582
    500,000   Federal Home Loan Bank,
              5.940%, 12/01/05               500,300

  Principal
    Amount                                   Value
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS (CONTINUED)
 $2,000,000   Federal Home Loan Bank,
              5.375%, 02/15/06          $  1,995,472
  1,000,000   Federal Home Loan Bank,
              6.150%, 03/03/08             1,002,080
  1,000,000   Federal Home Loan Bank,
              5.890%, 06/30/08             1,003,640
    900,000   Federal Home Loan Mortgage
              Corporation,
              7.528%, 09/25/06               911,043
  1,000,000   Federal National Mortgage
              Association,
              5.750%, 06/15/05             1,015,040
    500,000   Federal National Mortgage
              Association, MTN,
              6.290%, 04/23/08               502,965
    500,000   Federal National Mortgage
              Association, MTN,
              8.000%, 09/10/09               508,125
                                          ----------
              TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATIONS
              (cost $11,479,607)          11,655,247
                                          ----------
              U.S. TREASURY OBLIGATIONS - 0.61%
  2,000,000   U.S. Treasury STRIPS (B),
              5.870%, 11/15/27
              (cost $457,061)                406,998
                                          ----------
              MORTGAGE PASS-THROUGH
              OBLIGATIONS - 15.16%
    614,098   Citicorp Mortgage Securities,
              Series 1998-6, Class A3,
              6.800%, 07/25/28               610,198
  1,000,000   Federal Home Loan Mortgage
              Corporation, Series 1921,
              Class J,
              6.500%, 09/15/24             1,003,420
    735,674   Federal Home Loan Mortgage
              Corporation, Series 2089,
              Class YA,
              6.250%, 10/15/28               727,552
    699,818   Federal Home Loan Mortgage
              Corporation, Series 2122,
              Class E,
              6.250%, 02/15/29               680,741
  1,000,000   Federal Home Loan Mortgage
              Corporation, Series 2185,
              Class G,
              7.000%, 11/20/24             1,019,740

2   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND (CONCLUDED)

Principal Amount/
Number of Shares                             Value
--------------------------------------------------------------------------------
              MORTGAGE PASS-THROUGH
              OBLIGATIONS (CONTINUED)
   $ 64,642   Federal National Mortgage
              Association, Series 1996-A,
              Class E,
              7.000%, 08/25/23           $    64,544
    175,884   Federal National Mortgage
              Association, Series G-51,
              Class FA (A),
              6.040%, 12/25/21               173,569
  1,000,000   GE Capital Mortgage Services,
              Series 1994-14, Class A4,
              7.500%, 04/25/24             1,021,230
    873,103   GE Capital Mortgage Services,
              Series 1999-11, Class A7,
              6.500%, 07/25/29               868,904
    632,699   GE Capital Mortgage Services,
              Series 2000-13, Class A1,
              7.500%, 11/25/30               644,873
  1,014,753   Norwest Asset Securities,
              Series 1998-6, Class A10,
              7.065%, 04/25/28               996,680
  1,319,701   Norwest Asset Securities,
              Series 1999-17, Class A2,
              6.250%, 06/25/29             1,310,661
    999,877   PNC Mortgage Securities,
              Series 1999-5, Class 2A6,
              6.750%, 07/25/29             1,015,825
                                          ----------
              TOTAL MORTGAGE PASS-THROUGH
              OBLIGATIONS
              (cost $10,061,981)          10,137,937
                                          ----------
              MUNICIPAL BONDS - 1.42%
    950,000   Portage, Indiana, Economic
              Development RB, Ameriplex,
              Series A,
              5.150%, 03/01/20               950,000
                                          ----------
              TOTAL MUNICIPAL BONDS
              (cost $950,000)                950,000
                                          ----------
              PREFERRED STOCKS - 0.71%
     20,000   Wec Capital Trust I
              (cost $500,000)                476,000
                                          ----------

Principal Amount/
Number of Shares                             Value
--------------------------------------------------------------------------------
              COMMERCIAL PAPER - 1.49%
 $1,000,000   Merrill Lynch,
              4.940%, 05/21/01
              (cost $997,256)             $  997,550
                                          ----------
              CASH EQUIVALENTS - 6.74%
  2,656,659   SSGA Money Market Fund       2,656,659
  1,848,293   SSGA U.S. Government
              Money Market Fund            1,848,293
                                          ----------
              TOTAL CASH EQUIVALENTS
              (cost $4,504,952)            4,504,952
                                          ----------
              TOTAL INVESTMENTS - 98.27%
              (cost $65,698,468)          65,722,804
                                          ----------
              Cash and Other Assets,
              less Liabilities - 1.73%     1,156,162
                                          ----------
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization --- no par value)
              based on 6,866,843 outstanding
              shares of beneficial
              interest                    68,443,302
              Undistributed net
              investment income                2,150
              Accumulated net realized
              loss on investments         (1,590,822)
              Net unrealized appreciation
              on investments                  24,336
                                         -----------
              NET ASSETS - 100.00%       $66,878,966
                                         ===========
              NET ASSET VALUE, OFFERING
              AND REDEMPTION PRICE
              PER SHARE                        $9.74
                                         ===========

(A) -- VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF APRIL 30, 2001.
(B) -- RATE SHOWN IS EFFECTIVE YIELD AT TIME OF PURCHASE.
(C) -- SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4,4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 3

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
LARGE CAP VALUE FUND

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              COMMON STOCKS - 93.98%
              BANKS - 8.96%
     27,950   Amsouth Bancorporation     $   479,342
     10,500   Bank of America Corp.          588,000
     20,500   First Union Corp.              614,385
     31,004   FleetBoston Financial Corp.  1,189,623
     30,000   Huntington Bancshares          452,100
      4,750   PNC Financial Services Group   309,082
      3,400   Suntrust Banks, Inc.           215,900
     16,000   UnionBanCal Corp.              488,640
                                         -----------
                                           4,337,072
                                         -----------
              BASIC-CHEMICAL - 2.01%
     20,300   Dow Chemical Co.               679,035
      6,500   EI du Pont de Nemours & Co.    293,735
                                         -----------
                                             972,770
                                         -----------
              BASIC-METAL - 1.55%
     45,550   Barrick Gold Corp.*            748,842
                                         -----------
              BASIC-PAPER - 1.54%
     19,000   International Paper Co.        744,420
                                         -----------
              BUILDING - 0.36%
     15,900   USG Corp.                      172,833
                                         -----------
              CAPITAL GOODS - 1.55%
     15,000   Caterpillar Inc.               753,000
                                         -----------
              COMMUNICATIONS - 10.79%
     13,550   Alltel Corp.                   739,966
     28,500   AT&T Corp.                     634,980
     18,250   BellSouth Corp.                765,770
     21,700   CenturyTel, Inc.               589,806
     22,250   Sprint Corp. (FON Group)       475,705
     23,218   Verizon Communications,
              Inc.*                        1,278,615
     40,600   WorldCom, Inc.*                740,950
                                         -----------
                                           5,225,792
                                         -----------
              CONSUMER DURABLE - 4.19%
     26,747   Ford Motor Co.*                788,502
      8,400   General Motors Corp.           460,404
     14,000   Whirlpool Corp.                780,780
                                         -----------
                                           2,029,686
                                         -----------

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              CONSUMER STAPLES - 7.09%
     33,500   ConAgra Foods, Inc.        $   697,135
     10,000   H.J. Heinz Co.                 391,500
     32,500   Kroger Co.*                    734,175
      6,000   Procter & Gamble Co.           360,300
     34,400   Sara Lee Corp.                 684,904
     41,300   Supervalu, Inc.                564,571
                                         -----------
                                           3,432,585
                                         -----------
              ENERGY - 9.56%
     10,000   Chevron Corp.                  965,600
     11,000   Exxon Mobil Corp.              974,600
     22,000   Occidental Petroleum Corp.     662,640
     10,050   Phillips Petroleum Co.         598,980
     14,000   Unocal Corp.                   534,240
     28,000   USX-Marathon Group, Inc.       894,880
                                         -----------
                                           4,630,940
                                         -----------
              FINANCIAL - 8.11%
     10,000   A.G. Edwards, Inc.             406,700
     10,800   American Express Co.           458,352
     10,500   Countrywide Credit
              Industries, Inc.               448,035
      8,500   Fannie Mae                     682,210
      6,200   Lehman Brothers
              Holdings, Inc.                 451,050
     19,080   JP Morgan Chase & Co.          915,458
      9,000   Morgan Stanley Dean
              Witter & Co.                   565,110
                                         -----------
                                           3,926,915
                                         -----------
              HEALTH CARE - 8.14%
     14,700   Abbott Laboratories            681,786
     12,500   Bristol-Myers Squibb Co.       700,000
     10,800   C.R. Bard, Inc.                475,308
      8,300   Johnson & Johnson              800,784
      8,300   Merck & Co., Inc.              630,551
     17,000   Schering-Plough Corp.          655,180
                                         -----------
                                           3,943,609
                                         -----------
              INDUSTRIAL - 5.16%
     16,000   Cooper Industries, Inc.        597,920
     13,000   Eastman Kodak Co.              565,500
      5,800   Emerson Electric Co.           386,570
      6,500   Northrop Grumman Corp.         586,625
      8,000   Rockwell International Corp.   360,240
                                         -----------
                                           2,496,855
                                         -----------
4   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
LARGE CAP VALUE FUND (CONCLUDED)

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              INSURANCE - 4.38%
     11,000   Allmerica Financial Corp.  $   555,500
     24,300   Conseco, Inc.                  462,429
      7,500   MGIC Investment Corp.          487,425
     15,000   Nationwide Financial
              Services, Class A              614,400
                                         -----------
                                           2,119,754
                                         -----------
              RETAIL - 1.87%
     10,000   Federated Department Stores*   429,800
     13,000   Sears, Roebuck & Co.           479,050
                                         -----------
                                             908,850
                                         -----------
              SERVICES - 9.96%
     12,000   Black & Decker Corp.           478,320
     32,000   Cendant Corp.*                 567,680
     22,000   Deluxe Corp.                   571,780
     20,000   Galileo International, Inc.    488,400
      9,000   Knight Ridder, Inc.            487,350
     20,000   McDonald's Corp.               550,000
      9,000   RR Donnelley & Sons Co.        250,560
     22,000   Tricon Global Restaurants,
              Inc.*                          986,040
     14,600   Walt Disney Co.                441,650
                                         -----------
                                           4,821,780
                                         -----------
              TECHNOLOGY - 5.72%
     22,100   Apple Computer, Inc.*          563,329
     20,244   Compaq Computer Corp.          354,270
     11,450   Computer Associates
              International, Inc.            368,576
     13,750   Hewlett-Packard Co.            390,913
     17,509   Intel Corp.                    541,203
     27,150   Motorola, Inc.                 422,183
     27,000   Novell, Inc.*                  129,060
                                         -----------
                                           2,769,534
                                         -----------

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              UTILITIES - 3.04%
     10,000   DTE Energy Co.             $   419,200
     20,000   Edison International           197,000
     17,100   Pinnacle West Capital Corp.    858,249
                                         -----------
                                          1,474,449
                                         -----------
              TOTAL COMMON STOCKS
              (cost $44,482,650)          45,509,686
                                         -----------
              SHORT-TERM INVESTMENTS - 6.09%
  2,301,213   SSGA Money Market Fund       2,301,213
    650,427   SSGA U.S. Government
              Money Market Fund              650,427
                                         -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $2,951,640)            2,951,640
                                         -----------
              TOTAL INVESTMENTS - 100.07%
              (cost $47,434,290)          48,461,326
                                         -----------
              Cash and Other Assets,
              less Liabilities - (0.07%)     (32,505)
                                         -----------
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 5,313,449 outstanding
              shares of beneficial
              interest                    46,371,747
              Undistributed net
              investment income               22,777
              Accumulated net realized
              gain on investments          1,007,261
              Net unrealized appreciation
              on investments               1,027,036
                                         -----------
              NET ASSETS - 100.00%       $48,428,821
                                         ===========
              NET ASSET VALUE, OFFERING
              AND REDEMPTION PRICE
              PER SHARE                        $9.11
                                         ===========
* NON-INCOME PRODUCING SECURITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 5

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
SMALL CAP VALUE FUND

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              COMMON STOCKS - 94.11%
              BANKING - 10.77%
     20,900   Amcore Financial, Inc.     $   418,000
     16,112   Associated Banc-Corp           562,792
     29,850   Bancorpsouth, Inc.             441,481
     46,200   Colonial Bancgroup, Inc.       575,190
     15,500   Commerce Bancshares, Inc.      525,450
     25,700   Compass Bancshares, Inc.       594,698
      9,000   First Republic Bank*           198,000
     18,000   MAF Bancorp, Inc.              485,100
     29,000   Riggs National Corp.
              of Washington D C              459,650
     15,730   UMB Financial Corp.            581,224
                                         -----------
                                           4,841,585
                                         -----------
              BASIC-CHEMICAL - 2.84%
     28,000   Albemarle Corp.                654,080
     19,900   Ferro Corp.                    415,313
      5,000   H.B. Fuller Co.                206,700
                                         -----------
                                           1,276,093
                                         -----------
              BASIC-METAL - 3.01%
     19,600   Commercial Metals Co.          505,288
     67,750   Homestake Mining Co.           422,083
     51,000   Meridian Gold, Inc.*           423,300
                                         -----------
                                           1,350,671
                                         -----------
              BASIC-PAPER - 2.23%
     14,000   Boise Cascade Corp.            489,720
     42,000   Buckeye Technologies, Inc.*    511,980
                                         -----------
                                           1,001,700
                                         -----------
              BUILDING - 1.04%
     16,400   Centex Construction
              Products, Inc.                 468,548
                                         -----------
              CAPITAL GOODS - 2.49%
     53,000   JLG Industries, Inc.           651,900
     24,700   Regal Beloit                   466,830
                                         -----------
                                           1,118,730
                                         -----------
              COMMUNICATIONS - 0.84%
     38,000   Inter-Tel, Inc.                375,820
                                         -----------
              CONSUMER DURABLE - 3.87%
     26,000   ArvinMeritor, Inc.             400,140
      9,000   BorgWarner, Inc.               400,770


   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              CONSUMER DURABLE (CONTINUED)
     45,200   National RV Holdings, Inc.* $  393,240
     33,000   Visteon Corp.                  545,490
                                         -----------
                                           1,739,640
                                         -----------
              CONSUMER STAPLES - 6.23%
     47,500   Interstate Bakeries            666,425
     15,000   J & J Snack Foods Corp.*       309,000
     34,500   Sensient Technologies Corp.    621,000
     16,350   Smithfield Foods, Inc.*        559,988
     47,500   Supervalu, Inc.                649,325
                                         -----------
                                           2,805,738
                                         -----------
              ENERGY - 4.03%
      7,000   Houston Exploration Co.*       227,500
      8,000   Louis Dreyfus Natural Gas*     304,800
     21,000   Ocean Energy, Inc.             388,710
     13,800   Questar Corp.                  443,946
     30,000   Tesoro Petroleum Corp.*        447,000
                                         -----------
                                           1,811,956
                                         -----------
              FINANCIAL - 2.14%
     15,500   Raymond James Financial Corp.  470,425
     22,100   Southwest Securities Group,
              Inc.                           489,515
                                         -----------
                                             959,940
                                         -----------
              HEALTH CARE - 5.89%
      9,100   Arrow International, Inc.      346,710
     13,000   Datascope Corp.                492,440
     25,900   ICN Pharmaceuticals, Inc.      663,558
     30,000   Ocular Sciences, Inc.*         540,000
     74,600   Theragenics Corp.*             602,022
                                         -----------
                                           2,644,730
                                         -----------
              INDUSTRIAL - 7.45%
      9,900   Ametek, Inc.                   273,339
     21,600   Barnes Group, Inc.             432,000
     16,900   Belden, Inc.                   399,009
     20,000   Harsco Corp.                   566,000
     41,160   Myers Industries, Inc.         615,342
     27,000   National Service Industries,
              Inc.                           650,700
     24,000   Timken Co.                     410,400
                                         -----------
                                           3,346,790
                                         -----------
              INSURANCE - 5.03%
      9,000   AmerUs Group Co.               287,370
     16,472   Delphi Financial
              Group, Class A                 523,315
      7,115   FBL Financial Group, Inc.,
              Class A                        119,176
     11,000   Harleysville Group, Inc.       296,670

6   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
SMALL CAP VALUE FUND (CONCLUDED)

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              INSURANCE (CONTINUED)
      3,000   Kansas City Life Insurance
              Co.                        $   113,400
     13,000   Mony Group, Inc.               457,080
     25,800   PXRE Group Limited             463,110
                                         -----------
                                           2,260,121
                                         -----------
              REAL ESTATE - 8.82%
     19,700   Arden Realty, Inc.             493,879
     27,000   Cabot Industrial Trust         525,690
     14,400   Camden Property Trust          479,520
     21,000   Healthcare Realty Trust        504,000
     19,000   Highwoods Properties           488,300
     17,300   Home Properties of NY          490,455
     30,000   New Plan Excel Realty Trust    472,500
     12,000   Weingarten Realty Investors    508,560
                                         -----------
                                           3,962,904
                                         -----------
              RETAIL - 4.56%
      8,300   Barnes & Noble, Inc.*          263,857
     18,400   Brown Shoe Co,, Inc.           363,032
     37,000   Russell Corp.                  710,400
     59,000   Tommy Hilfiger Corp.*          711,540
                                         -----------
                                           2,048,829
                                         -----------
              SERVICES - 9.22%
     24,700   Aaron Rents, Inc.              424,840
     30,000   Championship Auto Racing*      493,500
     22,000   Deluxe Corp.                   571,780
     66,000   Lone Star Steakhouse & Saloon  795,300
     10,000   Media General, Inc., Class A   480,600
     47,000   Prime Hospitality Corp.*       483,630
     35,000   Ryan's Family Steak Houses*    419,300
     16,600   United Stationers, Inc.*       472,602
                                         -----------
                                           4,141,552
                                         -----------
              TECHNOLOGY - 4.20%
      6,500   Actel Corp.*                   149,825
     14,400   American Power Conversion*     203,760
     22,000   Ansys, Inc.*                   291,280
     22,200   DSP Group*                     481,296
     19,900   ESS Technology*                137,111
     11,800   InFocus Corp.*                 230,218
     16,500   Phoenix Technologies Limited*  179,025
      5,000   Zebra Technologies Corp.,
              Class A*                       216,300
                                         -----------
                                           1,888,815
                                         -----------

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              TRANSPORTATION - 2.24%
     19,400   Alexander & Baldwin, Inc.  $   437,858
     16,000   UAL  Corp.                     568,320
                                         -----------
                                           1,006,178
                                         -----------
              UTILITIES - 7.21%
     17,500   Madison Gas & Electric Co.     404,075
      9,000   NSTAR                          362,880
     22,000   OGE Energy Corp.               485,100
     18,000   Southwest Gas Corp.            378,900
     21,100   UGI Corp.                      558,095
     10,100   UIL Holdings Corp.             494,395
     16,800   WPS Resources Corp.            554,568
                                         -----------
                                           3,238,013
                                         -----------
              TOTAL COMMON STOCKS
              (cost $39,798,049)          42,288,353
                                         -----------
              SHORT-TERM INVESTMENTS - 4.45%
    736,325   SSGA Money Market Fund         736,325
  1,261,766   SSGA U.S. Government
              Money Market Fund            1,261,766
                                         -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $1,998,091)            1,998,091
                                         -----------
              TOTAL INVESTMENTS - 98.56%
              (cost $41,796,140)          44,286,444
                                         -----------
              Cash and Other Assets,
              less Liabilities - 1.44%       649,350
                                         -----------
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 4,087,754 outstanding
              shares of beneficial
              interest                    38,554,551
              Undistributed net
              investment income              130,870
              Accumulated net realized
              gain on investments          3,760,069
              Net unrealized appreciation
              on investments               2,490,304
                                         -----------
              NET ASSETS - 100.00%       $44,935,794
                                         ===========
              NET ASSET VALUE, OFFERING
              AND REDEMPTION PRICE
              PER SHARE                       $10.99
                                         ===========
* NON-INCOME PRODUCING SECURITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 7

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
INTERNATIONAL VALUE FUND

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              FOREIGN STOCKS - 93.62%
              AUSTRALIA - 3.24%
     38,100   Coles Myer Ltd.             $  134,673
     55,000   CSR Ltd.                       150,303
     12,200   National Australia Bank        187,576
    120,000   Normandy Mining Ltd.            60,070
      6,000   Rio Tinto Ltd.                 113,278
     40,000   Santos Ltd.                    138,938
     30,000   Telstra Ltd.                   102,211
     26,200   Westpac Banking Ltd.           175,049
                                          ----------
                                           1,062,098
                                          ----------
              AUSTRIA - 0.72%
      2,800   OMV AG                         235,836
                                          ----------
              BELGIUM - 1.15%
      2,300   Almanij NV                      84,239
        600   Electrabel SA                  131,181
      4,900   UCB SA                         160,741
                                          ----------
                                             376,161
                                          ----------
              BRAZIL - 0.13%
  5,000,000   Embratel Participacoes SA       43,724
                                          ----------
              CANADA - 3.84%
      3,300   Alcan, Inc. Ltd.               146,798
      3,500   BCE, Inc.                       87,449
      4,400   Canadian Imperial Bank
              of Commerce                    142,753
      2,800   Canadian Pacific Ltd.          109,522
     12,200   Husky Energy, Inc.             126,248
      5,500   National Bank of Canada         94,679
      4,555   Nortel Networks Corp.           69,370
      7,000   Petro-Canada Ltd.              193,622
      5,700   Quebecor, Inc., Class A         91,630
      1,224   Telus Corp.                     26,647
      2,408   Telus Corp. (non voting)        49,445
      4,800   The Toronto Dominion Bank      121,523
                                          ----------
                                           1,259,686
                                          ----------
              DENMARK - 1.00%
     10,000   Danske Bank A.S.               160,959
      4,400   Tele Danmark A.S.              167,255
                                          ----------
                                             328,214
                                          ----------

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              FINLAND - 2.92%
      3,100   Huhtamaki Van Leer Oyj       $  79,430
        125   Instrumentarium Corp.            3,713
     13,800   Kemira Oyj                      75,246
     26,000   Metsa Serla Oyj, Class B       194,786
     12,500   Nokia Oyj                      413,377
     10,700   Orion-Yhtymae Oyj, Class B     192,578
                                          ----------
                                             959,130
                                          ----------
              FRANCE - 7.80%
      2,800   Accor SA                       118,911
      2,000   BNP Paribas                    177,675
        900   Cap Gemini SA                  129,984
      4,000   Christian Dior SA              171,256
      1,300   Compagnie de Saint-Gobain      195,939
      3,000   France Telecom                 218,104
      1,800   Pernod Ricard                  124,718
        500   PSA Peugeot Citroen            142,698
        430   Sagem SA                        35,074
      2,800   Societe Generale               180,476
      3,500   Societe Assurances Generales
              de France                      208,063
      3,500   STMicroelectronics NV          141,036
      2,337   Total Fina Elf SA              348,093
      2,700   Total Fina Elf SA Strip VVPR*       24
     16,900   Usinor SA                      220,708
      3,200   Valeo SA                       147,530
                                          ----------
                                           2,560,289
                                          ----------
              GERMANY - 4.53%
     16,000   BankGesselschaft Berlin AG     136,891
      3,500   Bayer AG                       146,777
      2,300   DaimlerChrysler AG             115,112
      5,700   Deutsche Telekom AG            148,576
      4,000   Dyckerhoff AG                   95,753
      1,400   Epcos AG                        89,866
      3,700   Gehe AG                        147,586
      5,000   Merck Kgaa                     177,320
        600   SAP AG                          95,274
      4,000   Volkswagen AG                  198,953
      3,600   Wella AG                       134,054
                                          ----------
                                           1,486,162
                                          ----------

8   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              GREECE - 0.64%
      4,555   Hellenic Telecommunications
              Organization SA*            $   67,846
     23,000   Panafon Hellenic Telecom SA*   143,558
                                          ----------
                                             211,404
                                          ----------
              HONG KONG - 2.84%
     52,000   Asia Satellite
              Telecommunications             118,349
     45,000   Cheung Kong Infrastructure
              Holdings Ltd.                   71,548
     26,400   CLP Holdings Ltd.              110,691
    125,000   Hang Lung Development Co.      108,187
     27,000   Hong Kong Electric Holdings     92,089
     16,800   HSBC Holdings PLC              213,258
     39,500   Swire Pacific Ltd., Class A    217,784
                                          ----------
                                             931,906
                                          ----------
              IRELAND - 1.24%
      8,000   Allied Irish Banks PLC          87,951
     12,500   Bank of Ireland                120,688
     18,000   Irish Life & Permanent PLC     197,889
                                          ----------
                                             406,528
                                          ----------
              ITALY - 1.66%
     37,000   Banca Popolare di Milano*      173,534
     53,000   Benetton Group SPA*             79,413
      6,700   Mediaset SPA*                   78,054
     80,000   Parmalat Finanziaria SPA*      113,485
        515   Seat-Pagine Gialle*                562
      9,200   Telecom Italia SPA             102,204
                                          ----------
                                             547,252
                                          ----------
              JAPAN - 25.71%
      2,300   Advantest Corp.                263,820
     19,000   Akita Bank Ltd.                 65,981
      2,000   Bank of Iwate Ltd.              68,159
      5,000   Canon, Inc.                    196,301
     16,000   Casio Computer Co. Ltd.        108,925
     19,000   Citizen Watch Co. Ltd.         136,423
     32,000   Daiwa Securities Group, Inc.   362,650
     24,000   Fuji Heavy Industries Ltd.     174,655
      3,000   Fuji Photo Film Co. Ltd.       120,937
     15,000   Furukawa Electric Co. Ltd.     179,099

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              JAPAN (CONTINUED)
     18,000   Higo Bank Ltd.                $ 58,866
     25,000   Hitachi Ltd.                   242,441
      6,000   Honda Motor Co. Ltd.           241,389
     21,000   Japan Radio Co. Ltd.           118,995
         30   Japan Tobacco Inc.             200,348
     20,000   Kamigumi Co. Ltd.               94,710
    170,000   Kobe Steel Ltd.*               121,099
      1,400   Kyocera Corp.                  133,841
     10,000   Kyushu Electric Power Co. Ltd. 147,327
     12,000   Kyushu Matsushita
              Electric Co. Ltd.               95,390
     22,000   Makita Corp.                   141,223
      8,000   Maruichi Steel Tube Ltd.       104,845
     60,000   Mazda Motor Corp.*             162,221
     33,000   Minolta Co. Ltd.               134,100
     32,000   Mitsubishi Electric Corp.      191,687
      9,000   Mitsubishi Logistics Corp.      85,166
         15   Mitsubishi Tokyo Financial
              Group, Inc.*                   152,993
      1,000   Nintendo Co. Ltd.              161,088
      7,000   Nippon Electric Glass Co. Ltd. 107,662
         95   Nippon Telegraph &
              Telephone Corp.                603,675
     40,000   Nippon Yusen Kabushiki Kaisha  176,792
     28,000   Nishi-Nippon Railroad Co.       64,597
     16,000   Nisshin Flour Milling Co.      136,253
     22,000   Nisshinbo Industries, Inc.     121,277
     27,000   OJI Paper Co. Ltd.             132,230
      5,000   Ono Pharmaceutical Co. Ltd.    179,301
      7,000   Ricoh Company Ltd.             131,177
     12,000   San-In Godo Bank Ltd.           59,837
     11,000   Sankyo Co. Ltd.                229,732
      6,000   Sankyo Co. Ltd./Gunma          162,221
     12,000   Sanyo Electric Co. Ltd.         74,214
     32,000   Sumitomo Chemical Co. Ltd.     170,964
     20,000   Sumitomo Mitsui Banking Corp.  186,830
      2,500   Takefuji Corp.                 195,896
      2,000   TDK Corp.                      116,242
        700   Toho Co. Ltd.                   93,496
      8,400   Tokyo Electric Power Co.       200,591
      8,000   Tokyo Style Ltd.                84,834
     10,000   Toppan Printing Co. Ltd.        95,924

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 9

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              JAPAN (CONTINUED)
     15,000   Toshiba Corp.                $  98,474
     12,000   Toyo Suisan Kaisha Ltd.        109,766
      4,000   Toyota Motor Corp.             133,080
         31   UFJ Holdings, Inc.             223,087
     10,000   Wacoal Corp.                    98,838
     18,000   Yokogawa Electric Corp.        183,592
                                          ----------
                                           8,435,261
                                          ----------
              MALAYSIA - 0.64%
    110,000   Highlands & Lowlands Berhad     69,474
     50,000   Kuala Lumpur Kepong Berhad      62,368
     30,000   Malayan Banking Berhad          77,368
                                          ----------
                                             209,210
                                          ----------
              MEXICO - 0.93%
     57,000   Carso Global Telecom SA*       115,491
     26,780   Cemex SA                       123,636
     31,000   Organizacion Soriana SA         67,034
                                          ----------
                                             306,161
                                          ----------
              NETHERLANDS - 7.19%
      9,400   ABN Amro Holding NV            189,183
      6,300   Buhrmann NV                    104,394
      4,500   DSM NV                         164,775
     16,592   Fortis NV                      430,428
      8,000   Hagemeyer NV                   159,943
      6,000   Hunter Douglas NV              159,056
      3,925   ING Groep NV                   267,848
     10,000   OCE NV                         117,031
      5,000   Royal Dutch Petroleum Co.      298,784
     14,830   Royal KPN NV                   181,183
      4,000   TNT Post Group NV               94,157
     13,500   Vendex KBB NV                  191,506
                                          ----------
                                           2,358,288
                                          ----------
              NEW ZEALAND - 1.04%
     80,000   Air New Zealand Ltd., Class B   49,806
    100,000   Contact Energy Ltd.            126,164
     60,800   Telecom Corporation
              of New Zealand Ltd.            163,693
                                          ----------
                                             339,663
                                          ----------

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              NORWAY - 1.21%
     42,000   DnB Holding ASA             $  184,342
      8,600   Norske Skogindustrier ASA      137,774
      4,000   Orkla ASA                       73,517
                                          ----------
                                             395,633
                                          ----------
              PORTUGAL - 0.53%
     18,000   Portugal Telecom SGPS SA*      174,589
                                          ----------
              SINGAPORE - 1.48%
      4,200   Creative Technology Ltd.        38,737
     25,000   Fraser & Neave Ltd.            100,192
     56,250   Keppel Capital Holdings Ltd.    84,306
    120,000   Neptune Orient Lines            99,478
     18,892   Overseas Union Bank             73,639
     11,000   Singapore Airlines Ltd.         87,565
                                          ----------
                                             483,917
                                          ----------
              SPAIN - 3.76%
      6,500   Aumar-Autopistas del Mare      111,512
      3,800   Banco Popular Espanol          135,572
     19,000   Compania Espanola de
              Petroleos*                     220,675
     10,200   Endesa SA                      171,733
     12,000   Iberdrola SA                   176,930
     10,000   Repsol YPF SA                  185,299
     13,762   Telefonica SA*                 232,803
                                          ----------
                                           1,234,524
                                          ----------
              SWEDEN - 1.36%
      5,000   Electrolux AB, Series B         82,514
     12,500   Skandinaviska Enskilda Banken  115,617
     21,000   Telefonaktiebolaget LM
              Ericsson                       134,943
     15,000   Trelleborg AB                  111,722
                                          ----------
                                             444,796
                                          ----------
              SWITZERLAND - 2.58%
        200   Hilti AG                       158,280
        100   Nestle SA                      207,044
        100   Novartis AG                    155,398
        300   Swatch Group AG                 69,687
        100   Swiss Re                       196,841
        125   Syngenta AG*                     6,318
        300   Valora Holding AG               52,395
                                          ----------
                                             845,963
                                          ----------

10   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              UNITED KINGDOM - 15.48%
      9,000   Abbey National PLC           $ 159,677
     15,000   Alliance & Leicester PLC       171,481
      2,970   Anglo American PLC             188,761
     16,000   Associated British Ports
              Holdings PLC                    92,830
      6,000   AstraZeneca PLC                279,349
     15,000   AWG PLC                        117,075
     12,000   BAA PLC                        105,421
     37,400   BAE Systems PLC                177,124
      5,200   Barclays PLC                   167,404
      7,900   Boots Co. PLC                   69,798
     37,000   British Telecommunications PLC 295,403
     13,500   Cable & Wireless PLC            99,187
     20,000   Cadbury Schweppes PLC          123,335
      9,000   CGNU PLC                       124,909
     86,000   Elementis PLC                   94,132
     15,875   GlaxoSmithKline PLC*           419,526
      9,000   HSBC Holdings PLC              118,599
     21,900   Kelda Group PLC                110,768
     62,000   Legal & General Group PLC      146,149
     23,000   Northern Rock PLC              180,503
     66,000   Old Mutual PLC                 139,288
     67,000   Pilkington PLC                 115,036
     11,800   Powergen PLC                   120,548
     50,000   Rank Group PLC                 135,926
     34,000   Rolls-Royce PLC                103,619
     13,000   Scottish & Newcastle PLC        92,537
     27,800   Shell Transport & Trading PLC  232,094
    170,000   Stagecoach Holdings PLC        142,901
     38,000   Tesco PLC                      135,926
     34,464   Unilever PLC                   260,363
     75,000   Vodafone Group PLC             227,765
     11,000   WPP Group PLC                  131,812
                                          ----------
                                           5,079,246
                                          ----------
              TOTAL FOREIGN STOCKS
              (cost $31,315,729)          30,715,641
                                          ----------
              FOREIGN PREFERRED STOCKS - 0.67%
              BRAZIL - 0.67%
  9,100,000   Companhia Brasileiras de
              Petroleo Ipiranga*              66,697
      4,900   Companhia Vale
              do Rio Doce                    114,251
    117,093   Tele Norte Leste
              Participacoes SA*                2,060

   Number
 of Shares                                   Value
--------------------------------------------------------------------------------
              BRAZIL (CONTINUED)
  1,000,000   Telecomunicacoes
              Brasileiras SA*             $       23
  5,000,058   Telesp Celular
              Participacoes SA                34,792
                                          ----------
                                             217,823
                                          ----------
              UNITED KINGDOM - 0.01%
  1,980,000   AWG PLC*                         2,521
                                          ----------
              TOTAL FOREIGN PREFERRED
              STOCKS
              (cost $284,153)                220,344
                                          ----------
              SHORT-TERM INVESTMENTS - 5.09%
  1,409,565   SSGA Money Market Fund       1,409,565
    261,741   SSGA U.S. Government
              Money Market Fund              261,741
                                          ----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $1,671,306)            1,671,306
                                          ----------
              TOTAL INVESTMENTS - 99.39%
              (cost $33,271,188)          32,607,291
                                          ----------
              Cash and Other Assets,
              less Liabilities - 0.61%       200,131
                                          ----------
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 3,204,993 outstanding
              shares of beneficial
              interest                    32,512,394
              Accumulated net
              investment loss               (608,893)
              Accumulated net realized
              gain on investments          1,570,966
              Net unrealized depreciation
              on investments                (663,897)
              Net unrealized depreciation
              on translation of assets
              and liabilities in foreign
              currencies                      (3,148)
                                         -----------
              NET ASSETS - 100.00%       $32,807,422
                                         ===========
              NET ASSET VALUE, OFFERING
              AND REDEMPTION PRICE
              PER SHARE                       $10.24
                                         ===========
* NON-INCOME PRODUCING SECURITY
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 11

STATEMENT OF NET ASSETS APRIL 30, 2001 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONCLUDED)


--------------------------------------------------------------------------------
As of April 30, 2001, the International Value Fund's sector diversification of the Portfolio was as follows:

INDUSTRY SECTOR
Banking                                        13.5%
Basic -- Chemicals                              2.7%
Basi -- Metals                                  2.7%
Basic -- Paper                                  1.5%
Building                                        1.0%
Capital Goods                                   1.7%
Communications                                  9.6%
Consumer Staples                                5.9%
Durables                                        4.0%
Energy                                          6.8%
Engineering                                     0.5%
Finance                                         2.3%
Health Care                                     6.0%
Industrial                                      4.5%
Insurance                                       5.3%
Retail                                          3.9%
Services                                        5.8%
Technology                                      9.6%
Transportation                                  2.8%
Utilities                                       4.9%
                                             -------
Total Foreign Stock                            95.0%
Cash Equivalents                                5.0%
                                             -------
TOTAL INDUSTRY SECTOR                         100.0%
                                             =======
12   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)


                                                  INTERMEDIATE        LARGE CAP        SMALL CAP       INTERNATIONAL
                                                FIXED INCOME FUND    VALUE FUND       VALUE FUND        VALUE FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding taxes of $0,
$18,352, $0, and $43,578 respectively)            $   122,156       $   417,271      $   437,183       $   322,895
Interest                                            1,994,574            70,241           58,822            42,992
                                                  -----------       -----------      -----------       -----------
   TOTAL INVESTMENT INCOME                          2,116,730           487,512          496,005           365,887
                                                  -----------       -----------      -----------       -----------

EXPENSES:
Investment advisory fees                              139,772           166,939          145,832           135,085
Distribution fees                                      77,651            38,038           48,615            37,524
Administration and fund accounting fees                39,911            39,652           39,677            39,757
Federal and state registration fees                     6,304             6,476            6,359             6,502
Transfer agent fees and expenses                       10,256            10,262           10,261            10,033
Directors' fees and expenses                            4,471             4,418            4,392             4,292
Custody fees                                            6,648             5,793            9,155            17,153
Pricing expenses                                        2,074             1,307            1,673             3,541
Audit fees                                              4,434             4,434            4,434             5,382
Legal fees                                              3,033             3,033            3,033             3,649
Printing expenses                                       4,649             4,081            3,854             3,545
Amortization of organizational costs                    2,896             2,896            2,896             2,896
Insurance expenses                                      1,913             1,512            1,243             1,163
Miscellaneous                                             622               704              532               143
                                                  -----------       -----------      -----------       -----------
   TOTAL EXPENSES                                     304,634           289,545          281,956           270,665
Less:
Waiver of investment advisory fees                    (40,654)                -                -                 -
                                                  -----------       -----------      -----------       -----------
   TOTAL NET EXPENSES                                 263,980           289,545          281,956           270,665
                                                  -----------       -----------      -----------       -----------

NET INVESTMENT INCOME                               1,852,750           197,967          214,049            95,222
                                                  -----------       -----------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
   INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS:
Net realized gain on investments                      421,616         1,052,297        3,843,910           917,793
Net realized loss on foreign currency
   transactions                                             -                 -                -           (50,532)
Net change in unrealized appreciation
   (depreciation) on investments                    1,456,603         1,956,427        3,213,201        (1,699,867)
Net change in unrealized appreciation on
   translation of assets and liabilities
   in foreign currency                                      -                 -                -            32,895
                                                  -----------       -----------      -----------       -----------
Net gain (loss) on investments and foreign
   currency transactions                            1,878,219         3,008,724        7,057,111          (799,711)
                                                  -----------       -----------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                $ 3,730,969       $ 3,206,691      $ 7,271,160       $  (704,489)
                                                  ===========       ===========      ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 13

STATEMENTS OF CHANGES IN NET ASSETS


                                                           INTERMEDIATE                        LARGE CAP
                                                         FIXED INCOME FUND                    VALUE FUND
                                                --------------------------------- ---------------------------------
                                                SIX MONTHS ENDED    FISCAL YEAR   SIX MONTHS ENDED   FISCAL YEAR
                                                 APRIL 30, 2001        ENDED       APRIL 30, 2001        ENDED
                                                   (UNAUDITED)   OCTOBER 31, 2000    (UNAUDITED)   OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                            $ 1,852,750       $ 3,596,258      $   197,967      $   355,341
Net realized gain (loss) on investments              421,616        (1,530,968)       1,052,297        3,080,958
Net realized loss on foreign
   currency transactions                                   -                 -                -                -
Net change in unrealized appreciation
   (depreciation) on investments                   1,456,603         1,128,647        1,956,427       (2,653,456)
Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currency                         -                 -                -                -
                                                 -----------       -----------      -----------      -----------
     NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                     3,730,969         3,193,937        3,206,691          782,843
                                                 -----------       -----------      -----------      -----------

DISTRIBUTIONS PAID FROM:
Net investment income                             (1,861,832)       (3,617,548)        (222,681)        (335,148)
Net realized gains                                         -                 -       (3,121,045)      (4,425,774)
                                                 -----------       -----------      -----------      -----------
                                                  (1,861,832)       (3,617,548)      (3,343,726)      (4,760,922)
                                                 -----------       -----------      -----------      -----------

CAPITAL STOCK TRANSACTIONS 1:
Shares sold                                       10,868,807        12,260,063        9,803,485       14,473,384
Proceeds from reinvestment of dividends              910,367         1,806,860        1,887,413        2,538,232
Shares redeemed                                   (5,114,096)      (16,922,234)      (4,704,715)     (17,876,269)
                                                 -----------       -----------      -----------      -----------
   NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                                    6,665,078        (2,855,311)       6,986,183         (864,653)
                                                 -----------       -----------      -----------      -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS            8,534,215        (3,278,922)       6,849,148       (4,842,732)
                                                 -----------       -----------      -----------      -----------

NET ASSETS:
Beginning of period                               58,344,751        61,623,673       41,579,673       46,422,405
                                                 -----------       -----------      -----------      -----------
End of period                                    $66,878,966       $58,344,751      $48,428,821      $41,579,673
                                                 ===========       ===========      ===========      ===========

UNDISTRIBUTED NET INVESTMENT INCOME/
   ACCUMULATED NET INVESTMENT LOSS,
   END OF PERIOD                                 $     2,150       $    11,232      $    22,777      $    47,491
                                                 ===========       ===========      ===========      ===========

1 SEE NOTE 6 OF NOTES TO THE FINANCIAL STATEMENTS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                             SMALL CAP                            INTERNATIONAL
                            VALUE FUND                             VALUE FUND
              ------------------------------------      ------------------------------------
              SIX MONTHS ENDED      FISCAL YEAR         SIX MONTHS ENDED      FISCAL YEAR
               APRIL 30, 2001           ENDED            APRIL 30, 2001           ENDED
                 (UNAUDITED)      OCTOBER 31, 2000         (UNAUDITED)      OCTOBER 31, 2000
--------------------------------------------------------------------------------------------
                $   214,049          $   165,232          $    95,222         $   210,348
                  3,843,910            1,417,363              917,793           2,138,269

                          -                    -              (50,532)           (728,574)

                  3,213,201            1,870,510           (1,699,867)          2,644,022


                          -                    -               32,895          (2,465,796)
                -----------          -----------          -----------         -----------

                  7,271,160            3,453,105             (704,489)          1,798,269
                -----------          -----------          -----------         -----------


                   (223,230)            (94,724)             (206,843)           (220,851)
                   (281,344)                   -           (1,416,137)            (78,415)
                -----------          -----------          -----------         -----------
                   (504,574)            (94,724)           (1,622,980)           (299,266)
                -----------          -----------          -----------         -----------


                  7,438,205           11,903,897            8,051,557           9,205,934
                    276,813               61,492              810,833             163,875
                 (3,860,623)         (11,071,360)          (2,474,026)         (8,040,293)
                -----------          -----------          -----------         -----------
                  3,854,395              894,029            6,388,364           1,329,516
                -----------          -----------          -----------         -----------

                 10,620,981            4,252,410            4,060,895           2,828,519
                -----------          -----------          -----------         -----------


                 34,314,813           30,062,403           28,746,527          25,918,008
                -----------          -----------          -----------         -----------
                $44,935,794          $34,314,813          $32,807,422         $28,746,527
                ===========          ===========          ===========         ===========


                $   130,870          $   140,051          $  (608,893)        $   206,703
                ===========          ===========          ===========         ===========

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 15

FINANCIAL HIGHLIGHTS


                                                                                  INTERMEDIATE
                                                                                FIXED INCOME FUND
                                                              -------------------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED       FISCAL YEAR    FISCAL YEAR   PERIOD ENDED
                                                              APRIL 30, 2001      ENDED           ENDED         ENDED
                                                                (UNAUDITED)   OCT. 31, 2000  OCT. 31, 1999 OCT. 31, 1998 1
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  9.44        $  9.50        $ 10.27         $ 10.00
                                                                  -------        -------        -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                0.28           0.56           0.54            0.31
Net realized and unrealized gain (loss)
   on investments                                                    0.31          (0.06)         (0.77)           0.27
                                                                  -------        -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS                                0.59           0.50          (0.23)           0.58
                                                                  -------        -------        -------         -------
LESS DISTRIBUTIONS PAID:
From net investment income                                          (0.29)         (0.56)         (0.53)          (0.31)
From capital gains                                                      -              -          (0.01)              -
                                                                  -------        -------        -------         -------
     TOTAL DISTRIBUTIONS                                            (0.29)         (0.56)         (0.54)          (0.31)
                                                                  -------        -------        -------         -------
NET ASSET VALUE, END OF PERIOD                                    $  9.74        $  9.44        $  9.50         $ 10.27
                                                                  =======        =======        =======         =======
TOTAL RETURN 2                                                       6.25%          5.60%         (2.26)%          5.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                                  $66,879        $58,345        $61,624         $68,050
Ratio of expenses to average net assets,
   net of waivers 3                                                  0.85%          0.85%          0.85%           0.85%
Ratio of net investment income to
   average net assets, net of waivers 3                              5.96%          6.01%          5.44%           5.32%
Ratio of expenses to average net assets,
   before waiver 3                                                   0.98%          1.08%          1.07%           1.11%
Ratio of net investment income to
   average net assets, before waivers 3                              5.83%          5.78%          5.22%           5.06%
Portfolio turnover rate 2                                              73%            65%            91%             47%

1 COMMENCED  OPERATIONS  ON MARCH 31, 1998
2 NOT ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
3 ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                                                     LARGE CAP
                                                                                     VALUE FUND
                                                             --------------------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED        FISCAL YEAR   FISCAL YEAR    PERIOD ENDED
                                                              APRIL 30, 2001       ENDED         ENDED          ENDED
                                                                (UNAUDITED)   OCT. 31, 2000  OCT. 31, 1999  OCT. 31, 1998 1
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  9.23        $ 10.06        $  9.59         $ 10.00
                                                                  -------        -------        -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                0.04           0.08           0.07            0.03
Net realized and unrealized gain (loss)
   on investments                                                    0.57           0.12           0.54           (0.42)
                                                                  -------        -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS                                0.61           0.20           0.61           (0.39)
                                                                  -------        -------        -------         -------
LESS DISTRIBUTIONS PAID:
From net investment income                                          (0.04)         (0.08)         (0.07)          (0.02)
From capital gains                                                  (0.69)         (0.95)         (0.07)              -
                                                                  -------        -------        --------         -------
     TOTAL DISTRIBUTIONS                                            (0.73)         (1.03)         (0.14)          (0.02)
                                                                  -------        -------        -------         -------
NET ASSET VALUE, END OF PERIOD                                    $  9.11        $  9.23        $ 10.06         $  9.59
                                                                  =======        =======        =======         =======
TOTAL RETURN 2                                                       7.07%          2.34%          6.33%          (3.87)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                                  $48,429        $41,580        $46,422         $40,933
Ratio of expenses to average net assets,
   net of waivers 3                                                  1.30%          1.41%          1.39%           1.45%
Ratio of net investment income to
   average net assets, net of waivers 3                              0.89%          0.85%          0.66%           0.55%
Ratio of expenses to average net assets,
   before waiver 3                                                   1.30%          1.41%          1.39%           1.45%
Ratio of net investment income to
   average net assets, before waivers 3                              0.89%          0.85%          0.66%           0.55%
Portfolio turnover rate 2                                              31%            60%            76%             27%


                                                                                          SMALL CAP
                                                                                          VALUE FUND
                                                              -------------------------------------------------------------
                                                               PERIOD ENDED     FISCAL YEAR    FISCAL YEAR  PERIOD ENDED
                                                              APRIL 30, 2001       ENDED          ENDED         ENDED
                                                                (UNAUDITED)   OCT. 31, 2000  OCT. 31, 1999 OCT. 31, 1998 1
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  9.26        $  8.35        $  8.22         $ 10.00
                                                                  -------        -------        -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                0.05           0.05           0.03               -
Net realized and unrealized gain (loss)
   on investments                                                    1.82           0.89           0.11           (1.78)
                                                                 --------        -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS                                1.87           0.94           0.14           (1.78)
                                                                  -------        -------        -------         -------
LESS DISTRIBUTIONS PAID:
From net investment income                                          (0.06)         (0.03)         (0.01)              -
From capital gains                                                  (0.08)             -              -               -
                                                                 --------        -------        -------         -------
     TOTAL DISTRIBUTIONS                                            (0.14)        (0.03)          (0.01)              -
                                                                  -------        -------        -------         -------
NET ASSET VALUE, END OF PERIOD                                    $ 10.99        $  9.26        $  8.35         $  8.22
                                                                  =======        =======        =======         =======
TOTAL RETURN 2                                                      20.31%         11.24%          1.67%         (17.80)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                                  $44,936        $34,315        $30,062         $22,831
Ratio of expenses to average net assets,
   net of waivers 3                                                  1.44%          1.45%          1.47%           1.50%
Ratio of net investment income to
   average net assets, net of waivers 3                              1.09%          0.50%          0.30%           0.03%
Ratio of expenses to average net assets,
   before waiver 3                                                   1.44%          1.45%          1.47%           1.57%
Ratio of net investment income to
   average net assets, before waivers 3                              1.09%          0.50%          0.30%          (0.04)%
Portfolio turnover rate 2                                              44%            75%            83%              3%



                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  17

FINANCIAL HIGHLIGHTS


                                                                                      INTERNATIONAL
                                                                                       VALUE FUND
                                                              -------------------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED       FISCAL YEAR    FISCAL YEAR
                                                              APRIL 30, 2001      ENDED          ENDED         ENDED
                                                               (UNAUDITED)   OCT. 31, 2000  OCT. 31, 1999  OCT. 31, 1998 1
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 11.10        $ 10.47        $  8.97         $ 10.00
                                                                  -------        -------        -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                0.06           0.08           0.09            0.09
Net realized and unrealized gain (loss)
   on investments and foreign
   currency transactions                                            (0.30)          0.67           1.50           (1.12)
                                                                  -------        -------        -------         -------
     TOTAL FROM INVESTMENT OPERATIONS                               (0.24)          0.75           1.59           (1.03)
                                                                  -------        -------        -------         -------
LESS DISTRIBUTIONS PAID:
From net investment income                                          (0.07)         (0.09)         (0.09)              -
From capital gains                                                  (0.55)         (0.03)             -               -
                                                                  -------        -------        -------         -------
     TOTAL DISTRIBUTIONS                                            (0.62)         (0.12)         (0.09)              -
                                                                  -------        -------        -------        --------
NET ASSET VALUE, END OF PERIOD                                    $ 10.24        $ 11.10        $ 10.47         $  8.97
                                                                  =======        =======        =======         =======

TOTAL RETURN 2                                                      (2.31)%         7.15%         17.85%         (10.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                                  $32,807        $28,747        $25,918         $19,858
Ratio of expenses to average net assets,
   net of waivers3                                                   1.80%          1.85%          1.85%           1.85%
Ratio of net investment income to
   average net assets, net of waivers3                               0.63%          0.71%          1.08%           1.85%
Ratio of expenses to average net assets,
   before waivers3                                                   1.80%          1.85%          1.86%           1.96%
Ratio of net investment income to
   average net assets, before waivers3                               0.63%          0.71%          1.07%           1.74%
Portfolio turnover rate2                                               17%            40%            13%              6%

1 COMMENCED  OPERATIONS  ON MARCH 31, 1998
2 NOT  ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
3 ANNUALIZED  -- FOR THE PERIODS LESS THAN A FULL YEAR
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED)



1. ORGANIZATION

JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2001, the only series presently authorized are the JohnsonFamily Intermediate Fixed Income Fund, the JohnsonFamily Large Cap Value Fund (formerly the JohnsonFamily Large Cap Equity
Fund), the JohnsonFamily Small Cap Value Fund (formerly the JohnsonFamily Small Cap Equity Fund) and the JohnsonFamily International Value Fund ((formerly the JohnsonFamily International Equity Fund) individually referred to as a "Fund" and collectively as the "Funds").

As of March 31, 1998, assets of the common and commingled trust funds of the Johnson Heritage Fund for Income and the Johnson Heritage Income Fund were transferred to the JohnsonFamily Intermediate Fixed Income Fund and assets of the common and commingled trust funds of the Johnson Heritage Value Income Fund and Johnson Value Fund were transferred to the JohnsonFamily Large Cap Value Fund under Section 584(h) of the Internal Revenue Code. These transfers were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value with the original cost basis and purchase dates being retained for book and tax purposes.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

A. INVESTMENT VALUATION
Equity securities listed on a recognized U.S. or foreign securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Unlisted equity securities for which market quotations are readily available will be valued at the most recent bid price. Equity securities listed on a recognized U.S. or foreign securities exchange for which there were no transactions are valued at the closing bid prices. Debt securities (other than short-term instruments) are valued at bid prices furnished by a pricing service. Debt instruments maturing within 60 days may be valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Johnson Asset Management Inc. (the "Adviser") pursuant to guidelines established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATIONS
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds have elected to separately disclose the results of operations due solely to the changes in foreign currency rates.

C. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds are authorized to enter into foreign currency contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 2001, the International Value Fund has no such contracts outstanding.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 19

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED)



D. ORGANIZATIONAL COSTS
Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Funds commenced their investment activities. If any of the original shares of the Funds, purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption.

E. FEDERAL INCOME AND EXCISE TAXES
Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders. As of October 30, 2000, the Intermediate Fixed Income Fund has capital loss carryforwards of $481,470 and $1,530,968 expiring in 2007 and 2008, respectively.

F. DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income, if any, will be declared and paid monthly for the Intermediate Fixed Income Fund, quarterly for the Large Cap Value Fund and annually for both the Small Cap Value and International Value Funds. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

G. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

H. EXPENSES
The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

I. USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

J. ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED
On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

20  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                         FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
                                                 INTERMEDIATE         LARGE CAP        SMALL CAP     INTERNATIONAL
                                            FIXED INCOME FUND        VALUE FUND       VALUE FUND        VALUE FUND
------------------------------------------------------------------------------------------------------------------
Shares sold                                         1,116,448         1,114,954          734,435           773,652
Shares issued to holders in reinvestment
     of dividends                                      93,698           218,692           28,262            76,350
Shares redeemed                                      (527,127)         (527,178)        (381,103)         (235,831)
                                                    ---------         ---------         --------          --------
NET INCREASE                                          683,019           806,468          381,594           614,171
                                                    =========         =========         ========          ========


                                                             FOR THE FISCAL YEAR ENDED OCTOBER 31, 2000
                                                 INTERMEDIATE         LARGE CAP        SMALL CAP     INTERNATIONAL
                                            FIXED INCOME FUND        VALUE FUND       VALUE FUND        VALUE FUND
------------------------------------------------------------------------------------------------------------------
Shares sold                                         1,307,665         1,632,309        1,369,525           813,375
Shares issued to holders in reinvestment
     of dividends                                     193,460           284,198            7,101            14,287
Shares redeemed                                    (1,805,880)       (2,023,877)      (1,270,120)         (712,781)
                                                   ----------        ----------       ----------          --------
NET INCREASE (DECREASE)                              (304,755)         (107,370)         106,506           114,881
                                                   ==========        ==========       ==========          ========


4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding U.S. government and short-term securities, for the six months ended April 30, 2001 are as follows:

                                                 INTERMEDIATE         LARGE CAP        SMALL CAP     INTERNATIONAL
                                            FIXED INCOME FUND        VALUE FUND       VALUE FUND        VALUE FUND
------------------------------------------------------------------------------------------------------------------
Purchases                                         $34,077,753       $16,514,161      $19,860,875        $9,563,267
Sales                                              20,182,430        13,492,575       16,295,372         4,839,609

Purchases and sales of U.S. government securities for the Intermediate Fixed Income Fund for the six months ended April 30, 2001, were $13,237,339 and $17,078,615, respectively.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 21

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED)



At April 30, 2001, gross unrealized appreciation and depreciation of securities, based on the cost of investments for financial reporting and federal income tax purposes of $65,690,001, $47,434,289, $41,796,140 and $33,271,188 for the
Intermediate Fixed Income, Large Cap Value, Small Cap Value, and International Value Funds, respectively were as follows:

                                                INTERMEDIATE          LARGE CAP        SMALL CAP     INTERNATIONAL
                                            FIXED INCOME FUND        VALUE FUND       VALUE FUND        VALUE FUND
Unrealized appreciation                            $  685,385       $ 5,079,721      $ 4,572,051       $ 2,508,201
Unrealized depreciation                              (661,049)       (4,052,685)      (2,081,747)       (3,172,098)
                                                   ----------       -----------      -----------       -----------
Net unrealized appreciation (depreciation)         $   24,336       $ 1,027,036      $ 2,490,304       $  (663,897)
                                                   ==========       ===========      ===========       ===========

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Johnson Asset Management, Inc. ("JAM") is the investment adviser for the Funds. JAMmanages the Funds' investments and its business operations under the overall supervision of the Funds' Board of Directors. As compensation for JAM's services, the Funds will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.45% for the Intermediate Fixed Income Fund, 0.75% for the Large Cap Value Fund and the Small Cap Value Fund and 0.90% for the International Value Fund.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, or 2.50% of each of the Large Cap Value Fund, Small Cap Value Fund and International Value Fund, the Adviser will reimburse the Funds for the amount of such excess. Additionally, for the six months ended April 30, 2001, the Adviser has voluntarily agreed to reimburse the Funds to the extent aggregate annual operating expenses exceed 0.85%, 1.45%, 1.50%, and 1.85% of the average daily net assets of the Intermediate Fixed Income Fund, Large Cap Value Fund, Small Cap Value Fund, and International Value Fund, respectively. For the six months ended April 30, 2001, the Adviser reimbursed the Intermediate Fixed Income Fund $40,654.

State Street Bank and Trust acts as custodian (the "custodian") for the Funds. Fees of the custodian are being paid on the basis of the net assets of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.


6. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25% of the Fund's average daily net assets.

Effective November 1, 2000, the JohnsonFamily Funds Board of Directors approved a change in the Administrator from Sunstone Financial Group, Inc. to SEI Investments Mutual Funds Services, a change in the Distributor from Sunstone Distribution Services, LLC to SEI Investments Distribution Co. and a change in the transfer agent from Sunstone Financial Group, Inc. to Forum Shareholder Services, LLC.

22 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

This report has been prepared for the general information of JohnsonFamily Funds shareholders.
It is not authorized for distribution to prospective investors unless accompanied or preceded by a current JohnsonFamily Funds prospectus, which contains more complete information about JohnsonFamily Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

           [LOGO OMITTED]
         JohnsonFamily Funds
            P.O. Box 515
        Racine, WI 53401-0515


JFF-SA-001-0100